Document and Entity Information	Dec. 13, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	AltEnergy Acquisition Corp
Entity Address, Address Line Two	9th Floor
Amendment Flag	false
Entity Central Index Key	0001852016
Document Type	8-K
Document Period End Date	Dec. 13, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-40984
Entity Tax Identification Number	86-2157013
Entity Address, Address Line One	600 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(203)
Local Phone Number	299-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	AEAEU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	AEAE
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	AEAEW
Security Exchange Name	NASDAQ